Operating Leases	12 Months Ended
Mar. 31, 2018
Operating Leases
Operating Leases
22	OPERATING LEASES

The Group has leased various offices under non-cancellable operating lease agreements. The minimum lease rentals to be paid under non-cancellable operating leases are as follows:

	As At March 31
	2018	2017
	(in thousands)
Within one year	$149	$645
Within two to five years	267	273
	$416	$918